PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio Investment Strategy - PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Jun. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a “laddered portfolio” of twelve PGIM S&P 500 Buffer 20 ETFs (the “Underlying ETFs”). The Underlying ETFs seek to provide investors with limited protection against a decline in the U.S. large-cap equity market, with an upside cap on capital appreciation in that market, over a specific period.The term “laddered portfolio” refers to the Portfolio’s investment in a series of Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. The rolling or “laddered” nature of the investments in the Underlying ETFs is intended to create diversification during the investment time period over which an Underlying ETF must be held to achieve its target outcome compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification is intended to mitigate the risk of failing to benefit from the buffer of a single Underlying ETF due to the timing of investment in that Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Portfolio’s laddered approach is intended to allow the Portfolio to continue to benefit from increases in the value of the SPDR® S&P 500® ETF Trust (“SPY”) and to provide a level of downside protection for at least a portion of the Portfolio's portfolio at any given time. Depending on when the Portfolio acquires shares of an Underlying ETF, even with a laddered approach, the cap and/or buffer of an Underlying ETF may be exhausted unless the Portfolio acquires shares at the beginning of a Target Outcome Period (as defined below). Shares may be purchased at any time during the Target Outcome Period, and the Portfolio does not typically buy shares at the beginning of the Target Outcome Period.Unlike the Underlying ETFs, the Portfolio itself does not pursue a target outcome strategy and therefore will not have a defined outcome. The buffer is only provided by the Underlying ETFs and the Portfolio itself does not provide any stated buffer against losses. The Portfolio likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Portfolio's returns are limited by the caps of the Underlying ETFs.Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that seek to provide buffered exposure to securities included in the S&P 500 Index. Under normal market conditions, the Portfolio invests substantially all of its assets in the Underlying ETFs, generally in equal weights. The Underlying ETFs seek to provide investors with returns that match the price return of SPY, up to a predetermined upside cap, while providing a downside buffer (before fees and expenses) against the first 20% of SPY losses, generally over a one-year Target Outcome Period. The Portfolio and each Underlying ETF are advised by PGIM Investments LLC and subadvised by PGIM Quantitative Solutions LLC. SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as SPY’s sponsor. As of its most recent prospectus, the investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.The Underlying ETFs invest substantially all of their assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPY. FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce a targeted range of potential returns based upon the performance of an underlying security or index (in this case, SPY). The target outcomes sought by the Underlying ETFs, which include a buffer against the first 20% (before fees and expenses) of SPY losses and a cap on upside potential, are based on the price return of SPY over an approximate one-year period beginning on the first day of the month for which each Underlying ETF is named and ending on the day before the one-year anniversary (the “Target Outcome Period”) , although certain Underlying ETFs may have a shorter Target Outcome Period during their first year of operations. Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period.At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or are sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the Underlying ETFs will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Portfolio will generally hold one Underlying ETF with FLEX Options expiring within one month, a second Underlying ETF with FLEX Options expiring within two months, a third Underlying ETF with FLEX Options expiring within three months, continuing this series up to and including twelve months. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of the investment time period and market level (meaning the price of SPY at any given time) compared to the risk of holding only a single Underlying ETF for its Target Outcome Period and bearing the risks associated with a specific time period. Because the Portfolio typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Portfolio may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Portfolio to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period of an Underlying ETF.When an investor purchases shares of a single Underlying ETF, such investor’s potential outcomes are limited by the Underlying ETF’s stated cap and buffer over a defined time period (depending on when the shares were purchased). The Portfolio’s laddered approach provides a diversified exposure to a series of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Portfolio expects to continue to benefit from any increases in the value of SPY (as caps are reset) and to provide a level of downside protection as buffers are refreshed on one of the Underlying ETFs every month based on the price of SPY at the time of the reset. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of SPY. It also mitigates the risk of failing to benefit from an individual Underlying ETF buffer in cases where SPY has depreciated below that specific buffer level. Approximately every 30 days, one of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors will have the ability to benefit from any appreciation in SPY for future periods up to the respective caps of the Underlying ETFs and will have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage duration risks for investors.The Portfolio intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Portfolio intends to generally rebalance its portfolio to equal weight (i.e., 8 1∕3% per Underlying ETF) quarterly. The Portfolio also will acquire and dispose of shares of Underlying ETFs in connection with cash flows related to creation and redemption activity of the Portfolio between quarterly rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Portfolio having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Portfolio’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Portfolio will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted.More information about the Underlying ETFs, including the current list of Underlying ETFs in the Portfolio can be found at https://www.pgim.com/investments/etf-buffer-fund. This reference to the website does not incorporate its contents into this prospectus.